Mapper Acquisition - Narrative (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 29, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mapper Acquisition.
Cash paid to acquire business			$ 0	$ 2,473	$ 0
Acquisition-related costs	$ 29,100		29,100
Mapper
Mapper Acquisition.
Cash paid to acquire business		$ 2,500
Acquisition-related costs			$ 200
Mapper | Developed technology
Mapper Acquisition.
Estimated useful life			3 years